Additional Information About the Consolidated Statement of Comprehensive Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive income [abstract]
Depreciation and amortization expense	€ 754	€ 884	€ 831